JPMorgan BetaBuilders Europe ETF
Schedule of Portfolio Investments as of July 31, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.1%
Australia — 1.5%
Flutter Entertainment plc *	89,781	17,857,400
Glencore plc	5,912,864	35,958,707
Rio Tinto plc	622,684	41,158,042
		94,974,149
Austria — 0.4%
ANDRITZ AG	42,029	2,219,045
BAWAG Group AG (a)	48,628	2,369,032
Erste Group Bank AG	209,611	7,922,431
EVN AG	22,007	521,652
Mondi plc	284,910	4,997,492
OMV AG	84,693	3,815,765
Raiffeisen Bank International AG *	79,175	1,280,214
Strabag SE	6,560	275,265
Telekom Austria AG	81,995	623,862
Verbund AG	19,190	1,590,025
Vienna Insurance Group AG Wiener Versicherung Gruppe	21,191	566,775
voestalpine AG	64,681	2,137,407
		28,318,965
Belgium — 1.4%
Ackermans & van Haaren NV	13,075	2,276,566
Ageas SA	104,800	4,436,526
Anheuser-Busch InBev SA	581,090	33,241,637
Azelis Group NV	41,274	1,067,171
D'ieteren Group	12,964	2,264,114
Elia Group SA/NV	21,326	2,625,764
Etablissements Franz Colruyt NV	33,015	1,258,335
Groupe Bruxelles Lambert NV	56,880	4,602,294
KBC Group NV	198,378	14,930,880
Sofina SA	9,292	2,209,384
Solvay SA	42,841	5,145,131
UCB SA	74,008	6,553,204
Umicore SA	121,292	3,592,080
Warehouses De Pauw CVA, REIT	91,087	2,691,372
		86,894,458
Brazil — 0.1%
Yara International ASA	95,822	3,913,563
Chile — 0.1%
Antofagasta plc	202,738	4,360,851
China — 0.9%
Prosus NV *	682,274	53,972,926
Denmark — 4.4%
AP Moller - Maersk A/S, Class A	1,715	3,448,223
AP Moller - Maersk A/S, Class B	3,286	6,750,125
Carlsberg A/S, Class B	55,588	8,337,208
Chr Hansen Holding A/S	60,179	4,547,347

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Denmark — continued
Coloplast A/S, Class B	69,552	8,645,764
Danske Bank A/S	399,885	9,495,294
Demant A/S *	55,407	2,204,911
DSV A/S	105,511	21,116,974
Genmab A/S *	38,785	15,987,168
Novo Nordisk A/S, Class B	947,868	152,845,839
Novozymes A/S, Class B	122,817	6,159,681
Orsted A/S (a)	111,049	9,663,428
Pandora A/S	52,274	5,229,070
Tryg A/S (b)	205,089	4,049,240
Vestas Wind Systems A/S *	592,593	15,849,774
		274,330,046
Finland — 1.7%
Elisa OYJ	88,412	4,612,050
Fortum OYJ	258,029	3,493,003
Huhtamaki OYJ	56,178	1,996,990
Kesko OYJ, Class A	55,325	1,108,249
Kesko OYJ, Class B	160,213	3,205,653
Kone OYJ, Class B	236,767	12,144,441
Metso OYJ	413,482	4,698,840
Neste OYJ	252,646	9,301,186
Nokia OYJ	3,140,534	12,345,246
Nordea Bank Abp	1,861,998	21,074,735
Orion OYJ, Class A	17,119	667,699
Orion OYJ, Class B	62,644	2,407,478
Sampo OYJ, Class A	279,010	12,295,028
Stora Enso OYJ, Class A (b)	30,131	389,266
Stora Enso OYJ, Class R	359,287	4,404,591
UPM-Kymmene OYJ	313,452	10,377,669
Wartsila OYJ Abp	284,665	3,576,203
		108,098,327
France — 15.3%
Adevinta ASA *	157,540	1,165,331
Aeroports de Paris	16,361	2,259,324
Air Liquide SA	307,203	55,233,242
Airbus SE	361,742	53,284,604
Alstom SA	183,033	5,604,515
Amundi SA (a)	35,759	2,194,367
AXA SA	1,144,453	35,179,159
BioMerieux	28,477	3,056,988
BNP Paribas SA	666,697	43,967,224
Bollore SE	537,031	3,395,497
Bouygues SA	121,097	4,337,882
Bureau Veritas SA (b)	169,930	4,666,921
Capgemini SE	92,681	16,795,519
Carrefour SA	344,105	6,879,050
Cie de Saint-Gobain	302,570	20,463,215

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Cie Generale des Etablissements Michelin SCA	419,192	13,727,304
Credit Agricole SA	799,170	9,921,993
Danone SA	373,772	22,825,039
Dassault Aviation SA	13,669	2,655,358
Dassault Systemes SE	407,519	17,416,813
Edenred	146,267	9,500,092
Eiffage SA	46,188	4,805,286
Engie SA	1,086,162	17,818,841
EssilorLuxottica SA	178,629	35,935,735
Gecina SA, REIT	31,985	3,457,980
Getlink SE	235,691	4,142,825
Hermes International	20,464	45,292,238
Ipsen SA	23,842	3,004,733
Kering SA	42,183	24,220,007
Legrand SA	156,690	15,708,904
L'Oreal SA	148,007	68,839,445
LVMH Moet Hennessy Louis Vuitton SE	153,223	142,308,610
Orange SA	1,108,793	12,533,618
Pernod Ricard SA	119,500	26,346,365
Publicis Groupe SA	138,978	11,205,160
Safran SA	205,534	34,121,337
Sartorius Stedim Biotech	14,181	4,436,827
Societe Generale SA	441,065	11,995,523
Sodexo SA	49,130	5,039,628
Teleperformance	34,874	5,058,082
Thales SA	61,820	9,247,645
TotalEnergies SE	1,373,880	83,472,172
Veolia Environnement SA	394,852	12,855,964
Vinci SA	311,806	36,620,794
Vivendi SE	472,369	4,217,475
Worldline SA * (a)	146,964	5,825,564
		963,040,195
Germany — 12.1%
adidas AG	105,022	21,202,366
Allianz SE (Registered)	236,823	56,600,541
BASF SE	539,123	28,902,932
Bayer AG (Registered)	576,534	33,717,694
Bayerische Motoren Werke AG	187,083	22,814,759
Bayerische Motoren Werke AG (Preference)	35,589	3,998,462
Beiersdorf AG	57,920	7,500,953
Brenntag SE	90,706	7,037,388
Carl Zeiss Meditec AG	21,669	2,511,019
Commerzbank AG	617,363	7,384,576
Continental AG	63,388	5,060,874
Covestro AG * (a)	113,437	6,093,708
Daimler Truck Holding AG	304,508	11,428,280
Deutsche Bank AG (Registered)	1,213,008	13,446,359

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Germany — continued
Deutsche Boerse AG	111,650	21,392,309
Deutsche Lufthansa AG (Registered) *	350,800	3,538,259
Deutsche Telekom AG (Registered)	2,048,874	44,667,978
Deutsche Wohnen SE	30,692	770,002
DHL Group	581,759	29,915,921
E.ON SE	1,317,702	16,669,358
Evonik Industries AG	120,423	2,494,322
Fresenius SE & Co. KGaA	241,397	7,575,559
GEA Group AG	96,352	4,089,354
Hannover Rueck SE	35,193	7,509,273
Heidelberg Materials AG	85,103	6,897,418
Henkel AG & Co. KGaA	57,848	4,042,550
Henkel AG & Co. KGaA (Preference)	104,666	8,076,693
Infineon Technologies AG	766,772	33,688,502
Mercedes-Benz Group AG	458,596	36,624,819
Merck KGaA	75,999	13,354,921
MTU Aero Engines AG	31,562	7,370,090
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	80,158	30,175,140
Porsche Automobil Holding SE (Preference)	89,599	5,286,868
Puma SE	60,096	4,061,363
RWE AG	397,516	17,108,553
SAP SE	641,932	87,566,983
Sartorius AG (Preference) (b)	15,815	6,524,942
Siemens AG (Registered)	441,330	75,221,267
Siemens Energy AG *	291,092	4,931,572
Siemens Healthineers AG (a)	165,566	9,619,932
Symrise AG	78,159	8,537,449
Talanx AG	31,016	1,899,415
Telefonica Deutschland Holding AG	541,224	1,458,264
Volkswagen AG (Preference)	107,704	14,268,154
Vonovia SE	467,263	10,887,224
Zalando SE * (a)	131,507	4,540,238
		758,464,603
Hong Kong — 0.3%
Prudential plc	1,613,903	22,411,192
Ireland — 0.8%
CRH plc	436,799	26,020,514
Kerry Group plc, Class A	91,669	9,107,390
Kingspan Group plc	90,669	7,277,411
Smurfit Kappa Group plc	152,921	6,051,238
		48,456,553
Italy — 3.7%
A2A SpA	919,416	1,754,208
Amplifon SpA	54,510	1,844,187
Assicurazioni Generali SpA	707,954	15,079,787
Banca Mediolanum SpA	126,400	1,228,219
Banco BPM SpA	889,169	4,449,443

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Italy — continued
Buzzi SpA	55,630	1,580,886
Coca-Cola HBC AG	119,504	3,516,162
Davide Campari-Milano NV	313,775	4,219,923
DiaSorin SpA	15,335	1,720,467
Enel SpA	4,535,431	31,272,697
Eni SpA	1,467,364	22,402,051
Ferrari NV	75,215	24,112,921
FinecoBank Banca Fineco SpA	358,548	5,567,259
Hera SpA	463,325	1,438,642
Infrastrutture Wireless Italiane SpA (a)	208,569	2,615,622
Intesa Sanpaolo SpA	9,658,249	27,928,441
Leonardo SpA	237,481	3,215,343
Mediobanca Banca di Credito Finanziario SpA	373,877	4,982,507
Moncler SpA	122,556	8,845,313
Nexi SpA * (a)	500,391	4,333,387
Pirelli & C SpA (a) (b)	234,609	1,250,706
Poste Italiane SpA (a)	268,552	3,067,801
Prysmian SpA	157,539	6,281,888
Recordati Industria Chimica e Farmaceutica SpA	58,926	3,042,942
Snam SpA	1,203,514	6,326,588
Telecom Italia SpA *	5,938,505	1,711,904
Telecom Italia SpA *	3,540,051	992,578
Terna - Rete Elettrica Nazionale	825,742	6,976,696
UniCredit SpA	1,136,006	28,763,964
UnipolSai Assicurazioni SpA	249,342	640,745
		231,163,277
Jordan — 0.0% ^
Hikma Pharmaceuticals plc	104,264	2,799,997
Luxembourg — 0.2%
ArcelorMittal SA	325,182	9,404,842
Eurofins Scientific SE	76,029	5,229,016
		14,633,858
Mexico — 0.0% ^
Fresnillo plc	107,936	855,420
Netherlands — 8.4%
Adyen NV * (a)	18,215	33,807,319
Aegon NV	829,684	4,503,759
Akzo Nobel NV	100,124	8,565,407
Argenx SE *	31,688	15,959,328
Argenx SE *	2,590	1,307,666
ASM International NV	27,294	12,966,838
ASML Holding NV	236,736	169,566,614
EXOR NV	67,888	6,343,831
Ferrovial SE	290,449	9,625,169
HAL Trust	51,983	6,476,648
Heineken Holding NV	64,439	5,282,397

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Netherlands — continued
Heineken NV	138,725	13,578,608
ING Groep NV	2,124,490	31,010,473
JDE Peet's NV	76,650	2,312,552
Koninklijke Ahold Delhaize NV	572,606	19,736,943
Koninklijke KPN NV	1,872,195	6,774,081
Koninklijke Philips NV *	522,165	10,847,264
NN Group NV	173,376	6,646,359
Randstad NV	73,648	4,314,705
Shell plc	4,173,368	126,485,499
Universal Music Group NV	448,944	11,515,369
Wolters Kluwer NV	150,987	18,960,354
		526,587,183
Norway — 1.1%
Aker ASA, Class A	14,047	893,210
Aker BP ASA	181,914	5,095,881
AutoStore Holdings Ltd. * (b) (c)	583,744	1,455,790
DNB Bank ASA	527,818	10,877,003
Equinor ASA	615,047	18,813,354
Gjensidige Forsikring ASA	111,650	1,762,556
Kongsberg Gruppen ASA	52,025	2,257,425
Mowi ASA	267,062	4,694,926
Norsk Hydro ASA	801,452	5,249,048
Orkla ASA	440,657	3,477,147
Salmar ASA (b)	39,350	1,817,913
Schibsted ASA, Class A	43,651	935,148
Schibsted ASA, Class B	58,605	1,149,210
Storebrand ASA	277,198	2,422,993
Telenor ASA	377,764	4,043,942
TOMRA Systems ASA	137,154	2,113,645
Var Energi ASA (b)	234,549	717,756
		67,776,947
Poland — 0.5%
Allegro.eu SA * (a)	248,112	2,187,483
Bank Polska Kasa Opieki SA	103,180	3,046,689
Dino Polska SA * (a)	28,420	3,164,852
ING Bank Slaski SA *	19,321	962,100
KGHM Polska Miedz SA	79,958	2,472,825
LPP SA	635	2,184,364
ORLEN SA *	313,650	5,590,362
Powszechna Kasa Oszczednosci Bank Polski SA	506,328	5,137,220
Powszechny Zaklad Ubezpieczen SA	334,359	3,381,355
Santander Bank Polska SA *	19,654	1,949,907
		30,077,157
Portugal — 0.3%
EDP - Energias de Portugal SA	1,817,533	8,491,226

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Portugal — continued
Galp Energia SGPS SA	262,115	3,483,409
Jeronimo Martins SGPS SA	162,391	4,421,222
		16,395,857
Russia — 0.0% ^
Evraz plc ‡ *	453,755	23,840
Singapore — 0.3%
STMicroelectronics NV	385,136	20,599,522
South Africa — 0.4%
Anglo American plc	784,909	24,137,355
South Korea — 0.1%
Delivery Hero SE * (a)	113,282	5,141,839
Spain — 3.7%
Acciona SA	14,702	2,203,812
ACS Actividades de Construccion y Servicios SA	127,474	4,458,880
Aena SME SA (a)	43,167	6,893,433
Amadeus IT Group SA	264,289	18,959,068
Banco Bilbao Vizcaya Argentaria SA	3,539,298	28,053,808
Banco Santander SA	9,857,790	39,946,544
CaixaBank SA	2,377,787	9,618,625
Cellnex Telecom SA (a)	348,212	14,220,658
Corp. ACCIONA Energias Renovables SA	33,000	1,038,700
EDP Renovaveis SA	172,191	3,289,005
Endesa SA	186,601	3,999,390
Iberdrola SA	3,443,341	42,978,169
Industria de Diseno Textil SA	658,440	25,203,648
Naturgy Energy Group SA	107,938	3,291,109
Redeia Corp. SA	254,169	4,251,145
Repsol SA	779,126	11,895,244
Telefonica SA (b)	3,389,631	14,442,423
		234,743,661
Sweden — 4.8%
Alfa Laval AB	172,277	6,448,936
Assa Abloy AB, Class B	582,122	13,995,897
Atlas Copco AB, Class A	1,497,935	21,279,492
Atlas Copco AB, Class B	916,334	11,315,738
Axfood AB	63,691	1,622,770
Beijer Ref AB	197,833	2,690,237
Boliden AB	160,476	4,719,481
Castellum AB (b)	252,714	2,877,937
Electrolux AB, Class B	132,526	1,636,861
Embracer Group AB * (b)	537,973	1,544,141
Epiroc AB, Class A	367,604	7,339,448
Epiroc AB, Class B	228,932	3,889,344
EQT AB	194,826	4,653,825
Essity AB, Class A	16,669	413,119
Essity AB, Class B	353,872	8,774,710

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Sweden — continued
Evolution AB (a)	112,423	13,863,180
Fastighets AB Balder, Class B *	382,661	1,785,676
Getinge AB, Class B	128,097	2,386,835
H & M Hennes & Mauritz AB, Class B	412,942	6,945,593
Hexagon AB, Class B	1,249,272	12,112,707
Holmen AB, Class B	54,380	2,094,757
Husqvarna AB, Class B	243,603	2,389,394
Industrivarden AB, Class A	107,090	3,041,030
Industrivarden AB, Class C (b)	100,925	2,859,285
Indutrade AB	156,064	3,275,212
Investment AB Latour, Class B	80,114	1,614,428
Investor AB, Class A	329,504	6,691,700
Investor AB, Class B	1,069,488	21,843,211
Kinnevik AB, Class B *	142,517	1,945,173
L E Lundbergforetagen AB, Class B	37,494	1,652,340
Lifco AB, Class B	124,344	2,507,007
Nibe Industrier AB, Class B	900,212	8,108,895
Nordnet AB publ	95,441	1,416,085
Saab AB, Class B	47,838	2,521,500
Sagax AB, Class B	109,963	2,441,801
Sagax AB, Class D	59,106	148,591
Sandvik AB	640,460	13,009,361
Securitas AB, Class B	295,239	2,513,009
Skandinaviska Enskilda Banken AB, Class A	999,125	12,111,632
Skandinaviska Enskilda Banken AB, Class C	8,081	102,870
Skanska AB, Class B	234,846	3,745,653
SKF AB, Class A	8,065	154,519
SKF AB, Class B	220,099	4,193,423
SSAB AB, Class A	130,385	827,351
SSAB AB, Class B	370,442	2,266,347
Svenska Cellulosa AB SCA, Class A	18,213	241,680
Svenska Cellulosa AB SCA, Class B	352,072	4,678,150
Svenska Handelsbanken AB, Class A	901,871	7,918,390
Svenska Handelsbanken AB, Class B (b)	20,763	226,535
Swedbank AB, Class A	538,090	9,869,488
Swedish Orphan Biovitrum AB * (b)	118,298	2,315,456
Tele2 AB, Class B	322,821	2,429,085
Telefonaktiebolaget LM Ericsson, Class A (b)	32,344	175,141
Telefonaktiebolaget LM Ericsson, Class B	1,803,487	9,072,398
Telia Co. AB	1,385,011	2,976,364
Trelleborg AB, Class B	123,590	3,290,293
Volvo AB, Class A	112,296	2,546,420
Volvo AB, Class B	932,178	20,562,571
Volvo Car AB, Class B * (b)	314,788	1,555,997
		301,628,469
Switzerland — 9.1%
ABB Ltd. (Registered)	1,003,293	40,259,680

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Switzerland — continued
Alcon, Inc.	293,443	24,969,550
Baloise Holding AG (Registered)	26,759	4,141,996
Barry Callebaut AG (Registered)	2,088	3,915,003
Chocoladefabriken Lindt & Spruengli AG	611	7,472,675
Chocoladefabriken Lindt & Spruengli AG (Registered)	63	7,656,735
Cie Financiere Richemont SA (Registered)	306,541	49,363,186
DSM-Firmenich AG	121,406	13,415,333
EMS-Chemie Holding AG (Registered)	3,934	3,283,514
Geberit AG (Registered)	20,718	11,757,516
Givaudan SA (Registered)	4,668	15,756,707
Julius Baer Group Ltd.	125,711	8,903,802
Kuehne + Nagel International AG (Registered)	33,156	10,374,380
Lonza Group AG (Registered)	43,751	25,420,917
Novartis AG (Registered)	1,410,848	147,711,860
Partners Group Holding AG	13,313	14,945,629
Schindler Holding AG	23,869	5,795,795
Schindler Holding AG (Registered)	12,414	2,878,332
SGS SA (Registered)	89,263	8,666,995
Sika AG (Registered)	90,388	28,132,153
Sonova Holding AG (Registered)	30,323	8,452,389
Straumann Holding AG (Registered)	68,412	11,320,337
Swatch Group AG (The)	17,127	5,481,335
Swatch Group AG (The) (Registered)	32,384	1,944,748
Swiss Life Holding AG (Registered)	18,088	11,501,328
Swisscom AG (Registered)	14,819	9,529,447
UBS Group AG (Registered)	2,173,410	48,225,536
Zurich Insurance Group AG	88,310	42,697,757
		573,974,635
United Arab Emirates — 0.0% ^
NMC Health plc ‡ *	23,176	—
United Kingdom — 17.8%
3i Group plc	571,392	14,496,892
abrdn plc	1,174,919	3,496,524
Admiral Group plc	162,023	4,423,717
Ashtead Group plc	263,944	19,527,588
Associated British Foods plc	205,242	5,401,359
AstraZeneca plc	909,920	130,733,917
Auto Trader Group plc (a)	540,772	4,484,935
Aviva plc	1,648,465	8,212,924
B&M European Value Retail SA	499,673	3,549,135
BAE Systems plc	1,793,048	21,443,171
Barclays plc	8,670,811	17,205,603
Barratt Developments plc	589,615	3,451,377
Berkeley Group Holdings plc	66,008	3,680,458
BP plc	10,730,507	66,576,927
British American Tobacco plc	1,312,323	44,130,959
British Land Co. plc (The), REIT	550,590	2,389,123

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
BT Group plc	4,095,770	6,418,018
Bunzl plc	198,309	7,350,910
Burberry Group plc	225,483	6,436,468
Centrica plc	3,467,394	6,144,753
CNH Industrial NV	584,682	8,444,545
Coca-Cola Europacific Partners plc	118,455	7,508,862
Compass Group plc	1,047,794	27,261,141
ConvaTec Group plc (a)	947,976	2,539,764
Croda International plc	83,631	6,331,972
DCC plc	59,619	3,451,868
Dechra Pharmaceuticals plc	66,900	3,189,289
Diageo plc	1,368,527	59,725,655
DS Smith plc	808,482	3,214,404
easyJet plc *	333,868	1,939,162
Entain plc	345,524	6,154,298
Halma plc	223,043	6,405,330
Hargreaves Lansdown plc	206,000	2,253,889
Hiscox Ltd.	207,522	2,872,409
Howden Joinery Group plc	341,030	3,229,199
HSBC Holdings plc	11,917,572	98,992,346
Imperial Brands plc	563,079	13,302,994
Informa plc	828,367	8,059,913
InterContinental Hotels Group plc	109,977	8,128,095
Intermediate Capital Group plc	172,748	3,117,763
Intertek Group plc	94,618	5,300,357
ITV plc	2,131,197	1,979,210
J Sainsbury plc	1,038,690	3,698,242
JD Sports Fashion plc	1,453,155	2,943,562
Johnson Matthey plc	116,723	2,699,495
Kingfisher plc	1,147,332	3,617,965
Land Securities Group plc, REIT	440,834	3,661,035
Legal & General Group plc	3,506,067	10,507,224
Lloyds Banking Group plc	39,484,592	22,812,174
London Stock Exchange Group plc	223,014	24,218,162
M&G plc	1,394,079	3,591,010
Melrose Industries plc	793,388	5,399,458
National Grid plc	2,275,308	30,158,822
NatWest Group plc	2,969,372	9,320,985
Next plc	75,549	6,832,719
Ocado Group plc *	427,109	5,141,786
Pearson plc	420,234	4,648,445
Pepco Group NV * (a)	71,032	612,100
Persimmon plc	187,399	2,786,049
Phoenix Group Holdings plc	499,358	3,528,026
Reckitt Benckiser Group plc	432,249	32,380,699
RELX plc	1,163,457	39,158,179
Rentokil Initial plc	1,479,200	12,061,638
Rightmove plc	488,177	3,576,869

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Rolls-Royce Holdings plc *	4,911,729	11,646,390
Sage Group plc (The)	646,264	7,773,642
Schroders plc	539,415	3,182,439
Segro plc, REIT	718,416	7,040,166
Severn Trent plc	148,432	4,864,696
Smith & Nephew plc	519,549	7,903,904
Smiths Group plc	206,396	4,501,426
Spirax-Sarco Engineering plc	43,248	6,176,671
SSE plc (b)	615,103	13,300,465
St. James's Place plc	321,795	3,884,430
Standard Chartered plc	1,427,307	13,710,077
Tate & Lyle plc	235,802	2,259,032
Taylor Wimpey plc	2,141,661	3,143,660
Tesco plc	4,287,075	14,199,111
Unilever plc	1,543,459	82,934,566
United Utilities Group plc	400,084	5,130,498
Vodafone Group plc	15,730,399	14,963,721
Weir Group plc (The)	152,533	3,592,417
Whitbread plc	118,339	5,315,920
Wise plc, Class A *	276,779	2,760,562
WPP plc	630,921	6,888,866
		1,121,484,526
United States — 9.7%
Experian plc	569,204	21,997,222
GSK plc	2,352,320	41,874,058
Haleon plc	2,981,302	12,868,565
Holcim Ltd.	332,523	23,175,836
Nestle SA (Registered)	1,567,766	192,081,458
QIAGEN NV *	135,404	6,353,363
Roche Holding AG	412,414	127,869,565
Roche Holding AG	15,609	5,175,494
Sanofi	673,963	71,901,445
Schneider Electric SE	335,208	59,791,758
Stellantis NV	1,269,701	26,051,572
Swiss Re AG	169,518	17,687,403
Tenaris SA	270,411	4,493,563
		611,321,302
Total Common Stocks (Cost $6,417,746,574)		6,230,580,673
Short-Term Investments — 0.7%
Investment of Cash Collateral from Securities Loaned — 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (d) (e)	37,614,916	37,622,439
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (d) (e)	8,425,776	8,425,776
Total Investment of Cash Collateral from Securities Loaned (Cost $46,048,215)		46,048,215

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Total Investments — 99.8% (Cost $6,463,794,789)		6,276,628,888
Other Assets Less Liabilities — 0.2%		12,069,018
NET ASSETS — 100.0%		6,288,697,906

Percentages indicated are based on net assets.

Abbreviations
CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 is $32,508,422.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of July 31, 2023.

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	11.9%
Banks	8.4
Oil, Gas & Consumable Fuels	5.7
Insurance	5.1
Textiles, Apparel & Luxury Goods	5.0
Food Products	4.2
Semiconductors & Semiconductor Equipment	3.8
Chemicals	3.2
Machinery	2.8
Personal Care Products	2.7
Capital Markets	2.7
Beverages	2.6
Aerospace & Defense	2.4
Electrical Equipment	2.3
Automobiles	2.1
Metals & Mining	2.1
Health Care Equipment & Supplies	2.1
Electric Utilities	2.1
Diversified Telecommunication Services	2.0
Financial Services	1.9
Software	1.8
Professional Services	1.7
Hotels, Restaurants & Leisure	1.7
Industrial Conglomerates	1.4
Multi-Utilities	1.4
Broadline Retail	1.1
Construction & Engineering	1.1
Consumer Staples Distribution & Retail	1.0
Building Products	1.0
Others (each less than 1.0%)	12.0
Short-Term Investments	0.7
Futures contracts outstanding as of July 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	784	09/15/2023	EUR	38,738,640	1,306,696
FTSE 100 Index	196	09/15/2023	GBP	19,340,649	365,639
					1,672,335

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$17,857,400	$77,116,749	$—	$94,974,149
Austria	623,862	27,695,103	—	28,318,965
Belgium	—	86,894,458	—	86,894,458
Brazil	—	3,913,563	—	3,913,563
Chile	—	4,360,851	—	4,360,851
China	—	53,972,926	—	53,972,926
Denmark	—	274,330,046	—	274,330,046
Finland	389,266	107,709,061	—	108,098,327
France	—	963,040,195	—	963,040,195
Germany	—	758,464,603	—	758,464,603
Hong Kong	—	22,411,192	—	22,411,192
Ireland	48,456,553	—	—	48,456,553
Italy	—	231,163,277	—	231,163,277
Jordan	—	2,799,997	—	2,799,997
Luxembourg	—	14,633,858	—	14,633,858
Mexico	—	855,420	—	855,420
Netherlands	13,245,387	513,341,796	—	526,587,183
Norway	—	67,776,947	—	67,776,947
Poland	—	30,077,157	—	30,077,157
Portugal	—	16,395,857	—	16,395,857
Russia	—	—	23,840	23,840
Singapore	—	20,599,522	—	20,599,522
South Africa	—	24,137,355	—	24,137,355
South Korea	—	5,141,839	—	5,141,839
Spain	—	234,743,661	—	234,743,661
Sweden	1,900,781	299,727,688	—	301,628,469
Switzerland	13,415,333	560,559,302	—	573,974,635
United Arab Emirates	—	—	—	—
United Kingdom	9,767,894	1,111,716,632	—	1,121,484,526
United States	—	611,321,302	—	611,321,302
Total Common Stocks	105,656,476	6,124,900,357	23,840	6,230,580,673
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	46,048,215	—	—	46,048,215
Total Investments in Securities	$151,704,691	$6,124,900,357	$23,840	$6,276,628,888
Appreciation in Other Financial Instruments
Futures Contracts	$1,672,335	$—	$—	$1,672,335
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2023	Shares at July 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	$35,657,896	$722,000,000	$719,999,999	$(27,129)	$(8,329)	$37,622,439	37,614,916	$3,656,616	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	4,769,602	763,520,857	759,864,683	—	—	8,425,776	8,425,776	759,786	—
Total	$40,427,498	$1,485,520,857	$1,479,864,682	$(27,129)	$(8,329)	$46,048,215		$4,416,402	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2023.